Fair values of financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Capital management and fair values of financial instruments	Fair value of financial instruments
Financial instruments are classified into the following measurement categories:
•Fair value through profit or loss (FVTPL);
•Fair value through other comprehensive income (FVOCI); and
•Amortized cost.
The measurement of the fair value of a financial asset or liability is classified into one of three approaches based on the type of information used for valuation, known as fair value hierarchy levels:
•    Level 1 – Includes financial instruments whose fair values are based on quoted (unadjusted) prices in active markets for identical assets or liabilities.
An active market is one in which transactions for the measured asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•    Level 2 – Includes assets and liabilities that do not have prices directly available in active markets, and are priced using conventional or internal models.
The methodology used for measuring financial assets and liabilities classified as "Level 2" employs observable information for the asset or liability at market: (i) quoted prices of similar items in an active market; (ii) identical items in an inactive market; or (iii) other information extracted from related markets.
•    Level 3 – Utilizes unobservable information for the asset or liability, allowing the application of internal models and techniques.
The following table presents the composition of financial instruments according to their accounting classification: fair value through profit or loss (FVPL), fair value through other comprehensive income (FVOCI), and amortized cost. It also shows the carrying amounts and fair values of the financial instruments, including their levels in the fair value hierarchy. Inter does not include fair value information for financial assets and liabilities when the carrying amount is a reasonable approximation of fair value.
a.Fair value through profit or loss (FVTPL) - Hierarchy Levels

	12/31/2025
Financial assets	Level 1	Level 2	Level 3	Fair value
Securities issued by financial institutions	—	672,512	—	672,512
Investment funds shares	258,626	280,559	—	539,185
Brazilian government securities	485,596	—	—	485,596
Bonds and shares issued by non-financial companies	—	297,752	—	297,752
Derivative financial assets	—	58,915	—	58,915
Securities issued abroad	29,148	—	—	29,148
Total	773,370	1,309,738	—	2,083,108

Financial liabilities
Derivative financial liabilities	—	54,114	—	54,114
Total	—	54,114	—	54,114

	12/31/2024
Financial assets	Level 1	Level 2	Level 3	Fair value
Brazilian government securities	432,316	32,081	—	464,397
Securities issued by financial institutions	15,987	374,000	—	389,987
Investment funds shares	199,891	93,322	—	293,213
Bonds and shares issued by non-financial companies	—	226,237	—	226,237
Derivative financial assets	—	563	—	563
Total	648,194	726,203	—	1,374,397

Financial liabilities
Derivative financial liabilities	—	70,048	—	70,048
Total	—	70,048	—	70,048
b. Fair value through other comprehensive income (FVOCI) - Hierarchy Levels

	12/31/2025
Financial instruments	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	20,298,248	—	—	20,298,248
Securities issued abroad	993,494	2,741,439	—	3,734,933
Bonds and shares issued by non-financial companies	—	581,390	—	581,390
Securities issued by financial institutions	—	107,671	—	107,671
Total	21,291,742	3,430,500	—	24,722,242

	12/31/2024
Financial instruments	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	16,183,821	—	—	16,183,821
Securities issued abroad	229,204	3,600,898	—	3,830,102
Bonds and shares issued by non-financial companies	—	33,880	—	33,880
Investment funds shares	—	706,022	—	706,022
Securities issued by financial institutions	—	158,713	—	158,713
Total	16,413,025	4,499,513	—	20,912,538
c.Financial instruments that are not measured at fair value - Hierarchy Levels
The table below shows the book and fair values of financial instruments that were not presented at fair value in the balance sheet, as well as their categorization by hierarchical levels.

	12/31/2025
Financial Assets	Level 1	Level 2	Level 3	Fair Value	Book Value
Loans and advances to customers, net of provisions for expected credit losses	—	—	45,007,406	45,007,406	45,251,104
Deposits at Central Bank of Brazil	—	—	—	7,867,658	7,867,658
Amounts due from financial institutions, net of provisions for expected credit losses	—	—	4,595,148	4,595,148	4,600,218
Cash and equivalents	—	—	—	3,801,513	3,801,513
Brazilian government securities	1,184,277	—	—	1,184,277	1,301,136
Rural product certificate	—	—	558,471	558,471	557,229
Securities issued abroad	—	405,523	—	405,523	405,523
Total	1,184,277	405,523	50,161,025	63,419,996	63,784,381

Financial Liabilities
Deposits from customers	—	54,911,778	—	54,911,778	54,883,084
Deposits from banks	—	14,585,740	—	14,585,740	14,585,704
Securities issued	—	14,174,392	—	14,174,392	14,127,144
Borrowings and on-lending	—	817,495	—	817,495	817,495
Total	—	84,489,405	—	84,489,405	84,413,427

	12/31/2024
Financial Assets	Level 1	Level 2	Level 3	Fair Value	Book Value
Loans and advances to customers, net of provisions for expected credit losses	—	—	33,078,786	33,078,786	33,327,355
Amounts due from financial institutions, net of provisions for expected credit losses	—	—	6,192,419	6,192,419	6,194,960
Deposits at Central Bank of Brazil	—	—	—	5,285,402	5,285,402
Brazilian government securities	1,047,312	—	—	1,047,312	1,189,489
Cash and equivalents	—	—	—	1,108,394	1,108,394
Rural product certificate	—	—	424,850	424,850	423,690
Total	1,047,312	—	39,696,055	47,137,163	47,529,290

Financial Liabilities
Deposits from customers	—	42,804,543	—	42,804,543	42,803,229
Deposits from banks	—	11,319,577	—	11,319,577	11,319,577
Securities issued	—	9,874,012	—	9,874,012	9,890,219
Borrowings and on-lending	—	128,924	—	128,924	128,924
Total	—	64,127,056	—	64,127,056	64,141,949
Loans and advances to customers, Loans and advances to financial institutions and Rural product certificates, net of provision: Fair value is estimated for groups of loans with similar financial and risk characteristics, net of provision. It is calculated by discounting the projected cash flows of principal and interest to maturity, using a rate proportional to the risk associated with the estimated cash flows. The assumptions related to cash flows and discount rates are determined using market-available information and credit risk assessments associated with the customers.
Required reserves at the Central Bank of Brazil and cash and cash equivalents: The carrying amount of these instruments approximates their fair value.
Brazilian government bonds: Market-quoted prices are the best indicators of the fair values of these financial instruments.
Securities and Bonds Issued Abroad: Market-quoted prices are the best indicators of the fair values of these financial instruments, and can be priced using conventional or internal models, with inputs obtained directly or constructed from observations of active markets, or even generated by statistical and mathematical models.
Other Financial Assets/Liabilities: The carrying amounts of these instruments closely approximate their fair values.
Deposits with customers, deposits with financial institutions, and issued securities: These are calculated by discounting the estimated cash flows using market interest rates.
During the fiscal year ended December 31, 2025, there were no changes in the measurement method for financial instruments that resulted in the reclassification of financial assets and liabilities between different levels of the fair value hierarchy.